Lease Transactions (Maturities of Lease Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Undiscounted total lease payments: Finance leases, maturities in
2022	¥ 7,550
2023	5,397
2024	3,735
2025	1,585
2026	748
2027 and thereafter	2,090
Total undiscounted cash flows	21,105
Difference between undiscounted and discounted cash flows: Finance leases	(968)
Amount on balance sheet: Finance leases	20,137	¥ 25,186
Undiscounted total lease payments: Operating leases, maturities in
2022	106,423
2023	81,112
2024	60,525
2025	51,303
2026	41,089
2027 and thereafter	163,125
Total undiscounted cash flows	503,577
Difference between undiscounted and discounted cash flows: Operating leases	(27,473)
Amount on balance sheet: Operating leases	¥ 476,104	¥ 482,813